Derivative Financial Instruments - Summary of Items Designated As Hedging Instruments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Fair value hedges | interest rate swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	2,798	4,657
Changes in fair value used for calculating hedge ineffectiveness	£ 79	£ (417)
Fair value hedges | – cross-currency swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	451	710
Changes in fair value used for calculating hedge ineffectiveness	£ 13	£ 11
Cash flow hedges | interest rate swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	0	1,247
Changes in fair value used for calculating hedge ineffectiveness	£ 0	£ (5)
Cash flow hedges | – cross-currency swaps | Interest rate risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	859	1,825
Changes in fair value used for calculating hedge ineffectiveness	£ (26)	£ 60
Cash flow hedges | – forward foreign currency contracts | Foreign currency risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	2,807	3,695
Changes in fair value used for calculating hedge ineffectiveness	£ (6)	£ (2)
Net investment hedges (derivative related) | – forward foreign currency contracts | Foreign currency risk exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	4,329	6,407
Changes in fair value used for calculating hedge ineffectiveness	£ 69	£ (208)
Net investment hedges (non-derivative related) | Long-term Borrowings
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	380	389
Changes in fair value used for calculating hedge ineffectiveness	£ 9	£ 21